Goodwill and Intangible Assets Estimated Future Amoritzation (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Depreciation and amortization [Member]
Finite-Lived Intangible Assets [Line Items]
2019 (remaining)	$ 141
2019		$ 279
2020	250	236
2021	110	97
2022	81	66
2023	51	48
Thereafter	144	137
Total intangible assets	777	863
Franchise fee and base and other management fee revenues [Member]
Finite-Lived Intangible Assets [Line Items]
2019 (remaining)	13
2019		27
2020	26	25
2021	25	24
2022	23	22
2023	23	22
Thereafter	330	304
Total intangible assets	$ 440	$ 424